Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization

(Dollars in millions)	2011	2010
Goodwill	$361.9	355.7

Intangible assets with determinable lives:
Patents
Gross carrying amount	$13.5	13.5
Less: accumulated amortization	13.3	13.3
Net	$0.2	0.2

Capitalized software
Gross carrying amount	$116.7	102.4
Less: accumulated amortization	57.4	49.3
Net	$59.3	53.1

Customer Relationships
Gross carrying amount	$61.4	61.4

Less: accumulated amortization	11.6	8.3
Net	$49.8	53.1
Other
Gross carrying amount	$10.3	9.7
Less: accumulated amortization	9.6	8.2
Net	$0.7	1.5

Intangible assets with indefinite lives:
Trade names	$121.8	121.8

Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment

(Dollars in millions)	USG	Test Filtration		Total

Balance as of
September 30, 2009	$279.9	30.5	20.3	330.7
Acquisitions/adjustments	16.2	—	8.8	25.0

Balance as of
September 30, 2010	296.1	30.5	29.1	355.7
Acquisitions/adjustments	1.7	4.3	0.2	6.2

Balance as of
September 30, 2011	$297.8	34.8	29.3	361.9